Related party transactions	12 Months Ended
Dec. 31, 2015
Related party transactions
Related party transactions

25.Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2015:

Name of related parties	Relationship with the Group

Tencent and its subsidiaries (“Tencent Group”)	Tencent is a shareholder of the Group
Shanghai Icson and its subsidiaries (“Shanghai Icson Group”)	An investee of the Group
Staging Finance Holding Ltd. and its subsidiaries (“Staging Finance Group”)	An investee of the Group
China Business Infinite Co., Ltd. and its subsidiaries (“Business Infinite Group”)	An investee of the Group
Bitauto and its subsidiaries (“Bitauto Group”)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”)	An investee of the Group

(a)The Group entered into the following transactions with the major related parties:

	For the year ended December 31,
Transactions	2013	2014	2015
	RMB	RMB	RMB
Revenues:
Sales of goods to Staging Finance Group	—	—	1,016,286
Provision of fulfillment services and sales of goods to Business Infinite Group	—	—	112,541
Commission service revenue from cooperation on advertising business with Tencent Group	—	95,287	139,602
Online marketplace services provided to Tencent Group	—	272	111
Provision of fulfillment services and sales of goods to Shanghai Icson Group	—	164,811	6
Traffic support, marketing and promotion services provided to Bitauto Group	—	—	455,161
Traffic support, marketing and promotion services provided to Tuniu Group	—	—	51,095

Operating expenses:
Service and purchases from Shanghai Icson Group	—	103,976	168,875
Purchase of advertising resources from Tencent Group	—	88,076	195,805

Revenues from related parties, excluding those from the major related parties as stated above, represented approximately nil, nil and 0.01% of total net revenues of the Group for the years ended December 31, 2013, 2014, and 2015, respectively. Transactions with related parties included in operating expenses, excluding those with the major related parties as stated above, represented nil, 0.01%, and 0.02% of total operating expenses of the Group for the years ended December 31, 2013, 2014, and 2015, respectively.

(b)The Group had the following balances with the major related parties:

	As of December 31,
	2014	2015
	RMB	RMB
Due from Shanghai Icson Group	237,365	105,176
Due from Tencent Group	174,949	520,094
Due from Staging Finance Group	—	183,260

Total	412,314	808,530

Due to Tencent Group	(321,066)	(77,893)
Due to Business Infinite Group	—	(6,209)
Due to Tuniu Group	—	(721)
Due to Bitauto Group	—	(311)

Total	(321,066)	(85,134)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	—	(2,755,158)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	—	(649,047)

Total	—	(3,404,205)

As of December 31, 2014 and 2015, the Group recorded amount due from related parties other than the major related parties as stated above of nil and RMB54,986, which represented approximately nil and 0.50% of the Group’s total accounts receivable, net and prepayments and other current assets, respectively. As of December 31, 2014 and 2015, the Group recorded amount due to related parties other than the major related parties and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties other than the major related parties as stated above of RMB4,053 and RMB79,064, which represented approximately 0.02% and 0.19% of the Group’s total accounts payable, accrued expenses and other current liabilities, and deferred revenues, respectively. The Group believes that the terms of the agreements with the related parties are comparable to the terms in arm’s-length transactions with third-party customers and vendors.